SUNAMERICA FOCUSED SERIES, INC.
                               Focused Portfolios

              Supplement to the Prospectus dated February 20, 2004


         Effective immediately, references to Soohwan Kim under the heading "INFORMATION ABOUT ADVISERS" on page 56 of the Prospectus are deleted and replaced with the following:


                          NAME, TITLE AND
                          AFFILIATION OF
PORTFOLIO                 PORTFOLIO MANAGER      EXPERIENCE
---------                 -----------------      ----------
Focused Technology        Andrew Sheridan        Mr. Sheridan is a Portfolio
Portfolio                 Portfolio Manager      Manager and member of the
                          (SunAmerica)           SunAmerica research team,
                                                 covering the technology
                                                 industry. Prior to joining
                                                 SunAmerica, Mr. Sheridan worked
                                                 in the research department at
                                                 U.S. Trust and the market
                                                 research division of Greenwich
                                                 Associates.



Dated: June 30, 2004